Business combinations - Additional Information (Details) € in Thousands			12 Months Ended
	Sep. 02, 2025 CAD ($)	Jun. 25, 2024 CAD ($) store	Oct. 31, 2025 CAD ($)	Sep. 02, 2025 EUR (€)
Remexian
Disclosure of detailed information about business combination [line items]
Percentage of acquisition	51.00%			51.00%
Total fair value of purchase price	$ 46,867,000			€ 29,188
Maximum right to return consideration transferred if substantive amendments change in law	29.00%			29.00%
Minimum percentage of EBITDA deterioration triggering right to return consideration transferred	30.00%			30.00%
Long-term contract assets arising from contingent purchase adjustments	$ 1,285,000			€ 800
Call option life	5 years
Remaining share of non-controlling interest	49.00%			49.00%
Non-controlling interest percentage	49.00%			49.00%
Acquisition-related costs expensed			$ 676,000
Goodwill	$ (31,260,000)			€ (19,468)
Revenues			9,810,000
Loss before taxes			$ 2,568,000
Revenue if combination had taken place at beginning of period	89,391,000
Profit before income taxes if combination had taken place at beginning of period	8,139,000
Cash transferred	$ 12,289,000			€ 7,654
Remexian | Top of range
Disclosure of detailed information about business combination [line items]
Trailing annual EBITDA multiple determining call option exercise price	4			4
Remexian | Bottom of range
Disclosure of detailed information about business combination [line items]
Trailing annual EBITDA multiple determining call option exercise price	3.64065			3.64065
Cantopia
Disclosure of detailed information about business combination [line items]
Percentage of acquisition		100.00%
Total fair value of purchase price		$ 600,000
Goodwill		$ (499,000)
Number of retail cannabis stores acquired | store		1
Cash transferred		$ 600,000
Percentage of purchase price withheld in escrow		25.00%
Period after date of agreement the purchase price is withheld in escrow		1 year
Goodwill deductible for tax purposes		$ 0